Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
AMC Networks, Inc. - Class A *	11,894	483
ATN International, Inc.	4,424	176
Cars.com, Inc. *	26,432	381
Cinemark Holdings, Inc. *	43,322	749
Cogent Communications Holdings, Inc.	17,267	1,146
Consolidated Communications Holdings, Inc. *	29,458	174
The E.W. Scripps Co. - Class A *	23,258	484
Gannett Co., Inc. *	57,927	261
Loyalty Ventures, Inc. *	8,094	134
The Marcus Corp. *	8,995	159
QuinStreet, Inc. *	20,412	237
Scholastic Corp.	12,336	497
Shenandoah Telecommunications Co.	20,328	479
TechTarget, Inc. *	10,856	882
Telephone and Data Systems, Inc.	40,188	759
Thryv Holdings, Inc. *	6,892	194

Total		7,195

Consumer Discretionary (11.6%)
The Aaron’s Co., Inc.	12,803	257
Abercrombie & Fitch Co. - Class A *	23,011	736
Academy Sports & Outdoors, Inc.	35,682	1,406
Adtalem Global Education, Inc. *	20,301	603
American Axle & Manufacturing Holdings, Inc. *	46,495	361
American Public Education, Inc. *	7,691	163
America’s Car-Mart, Inc. *	2,470	199
Asbury Automotive Group, Inc. *	9,419	1,509
Barnes & Noble Education, Inc. *	14,965	54
Bed Bath & Beyond, Inc. *	39,214	883
Big Lots, Inc.	12,487	432
BJ’s Restaurants, Inc. *	9,463	268
Bloomin’ Brands, Inc.	33,040	725
Boot Barn Holdings, Inc. *	12,079	1,145

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Brinker International, Inc. *	18,263	697
The Buckle, Inc.	11,945	395
Caleres, Inc.	15,487	299
The Cato Corp. - Class A	7,807	114
Cavco Industries, Inc. *	3,471	836
Century Communities, Inc.	12,093	648
The Cheesecake Factory, Inc. *	19,742	785
Chico’s FAS, Inc. *	49,847	239
The Children’s Place, Inc. *	5,571	275
Chuy’s Holdings, Inc. *	8,064	218
Conn’s, Inc. *	7,823	120
Dave & Buster’s Entertainment, Inc. *	15,758	774
Designer Brands, Inc. *	25,083	339
Dine Brands Global, Inc.	7,045	549
Dorman Products, Inc. *	11,586	1,101
El Pollo Loco Holdings, Inc. *	7,809	91
Ethan Allen Interiors, Inc.	8,957	233
Fiesta Restaurant Group, Inc. *	6,851	51
Fossil Group, Inc. *	19,340	186
Genesco, Inc. *	5,607	357
Gentherm, Inc. *	13,526	988
G-III Apparel Group, Ltd. *	17,768	481
Golden Entertainment, Inc. *	8,276	481
Group 1 Automotive, Inc.	7,001	1,175
Guess?, Inc.	15,849	346
Haverty Furniture Cos., Inc.	6,125	168
Hibbett, Inc.	5,270	234
Installed Building Products, Inc.	9,554	807
iRobot Corp. *	10,970	695
Jack in the Box, Inc.	8,626	806
Kontoor Brands, Inc.	19,362	801
La-Z-Boy, Inc.	17,838	470
LCI Industries	10,285	1,068
LGI Homes, Inc. *	8,698	850
Liquidity Services, Inc. *	10,877	186
LL Flooring Holdings, Inc. *	11,853	166
M.D.C. Holdings, Inc.	22,997	870

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
M/I Homes, Inc. *	11,831	525
MarineMax, Inc. *	8,938	360
Meritage Homes Corp. *	15,191	1,204
Monarch Casino & Resort, Inc. *	5,331	465
Monro, Inc.	13,636	605
Motorcar Parts of America, Inc. *	7,944	142
Movado Group, Inc.	6,664	260
The ODP Corp. *	18,681	856
Oxford Industries, Inc.	6,484	587
Patrick Industries, Inc.	9,143	551
Perdoceo Education Corp. *	28,446	326
PetMed Express, Inc.	8,514	220
Red Robin Gourmet Burgers, Inc. *	6,384	108
Rent-A-Center, Inc.	24,613	620
Ruth’s Hospitality Group, Inc.	12,867	294
Sally Beauty Holdings, Inc. *	44,781	700
Shake Shack, Inc. - Class A *	15,927	1,081
Shoe Carnival, Inc.	7,129	208
Shutterstock, Inc.	9,472	882
Signet Jewelers, Ltd.	21,423	1,557
Sleep Number Corp. *	9,215	467
Sonic Automotive, Inc. - Class A	8,437	359
Sonos, Inc. *	51,952	1,466
Standard Motor Products, Inc.	7,757	335
Steven Madden, Ltd.	31,166	1,204
Strategic Education, Inc.	9,238	613
Sturm, Ruger & Co., Inc.	7,161	498
Tupperware Brands Corp. *	19,894	387
Unifi, Inc. *	5,620	102
Universal Electronics, Inc. *	5,303	166
Vera Bradley, Inc. *	10,542	81
Vista Outdoor, Inc. *	22,903	817
Winnebago Industries, Inc.	13,564	733
Wolverine World Wide, Inc.	33,503	756
WW International, Inc. *	21,663	222
XPEL, Inc. *	6,771	356

Index 600 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Zumiez, Inc. *	7,989	305

Total		48,058

Consumer Staples (4.6%)
The Andersons, Inc.	12,384	622
B&G Foods, Inc.	26,413	713
Calavo Growers, Inc.	7,192	262
Cal-Maine Foods, Inc.	15,242	842
Celsius Holdings, Inc. *	15,551	858
Central Garden & Pet Co. *	3,950	174
Central Garden & Pet Co. - Class A *	16,167	659
The Chefs’ Warehouse, Inc. *	13,251	432
Coca-Cola Consolidated, Inc.	1,890	939
e.l.f. Beauty, Inc. *	19,497	504
Edgewell Personal Care Co.	22,029	808
Fresh Del Monte Produce, Inc.	13,643	354
Hostess Brands, Inc. *	56,340	1,236
Inter Parfums, Inc.	7,235	637
J & J Snack Foods Corp.	6,081	943
John B. Sanfilippo & Son, Inc.	3,621	302
Medifast, Inc.	4,728	807
MGP Ingredients, Inc.	5,094	436
National Beverage Corp.	9,499	413
PriceSmart, Inc.	9,788	772
Seneca Foods Corp. - Class A *	2,493	129
The Simply Good Foods Co. *	34,443	1,307
SpartanNash Co.	14,669	484
Tootsie Roll Industries, Inc.	7,246	253
TreeHouse Foods, Inc. *	22,705	732
United Natural Foods, Inc. *	23,648	978
Universal Corp.	10,036	583
USANA Health Sciences, Inc. *	4,750	377
Vector Group, Ltd.	53,220	641
WD-40 Co.	5,572	1,021

Total		19,218

Energy (5.9%)
Archrock, Inc.	54,252	501
Bristow Group, Inc. *	9,436	350
Callon Petroleum Co. *	19,234	1,136
Civitas Resources, Inc.	29,338	1,752
CONSOL Energy, Inc. *	12,911	486
Core Laboratories NV	18,779	594

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
DMC Global, Inc. *	7,839	239
Dorian LPG, Ltd.	11,296	164
Dril-Quip, Inc. *	14,342	536
Green Plains, Inc. *	21,812	676
Helix Energy Solutions Group, Inc. *	57,525	275
Helmerich & Payne, Inc.	42,904	1,835
Laredo Petroleum, Inc. *	5,836	462
Matador Resources Co.	44,901	2,379
Nabors Industries, Ltd. *	3,145	480
Oceaneering International, Inc. *	40,548	615
Oil States International, Inc. *	24,854	173
Par Pacific Holdings, Inc. *	18,597	242
Patterson-UTI Energy, Inc.	87,467	1,354
PBF Energy, Inc. *	38,665	942
ProPetro Holding Corp. *	34,413	479
Ranger Oil Corp. - Class A *	8,575	296
Renewable Energy Group, Inc. *	20,468	1,241
REX American Resources Corp. *	2,117	211
RPC, Inc. *	28,536	305
SM Energy Co.	49,453	1,926
Southwestern Energy Co. *	453,625	3,253
Talos Energy, Inc. *	16,678	263
US Silica Holdings, Inc. *	30,351	566
World Fuel Services Corp.	25,697	695

Total		24,426

Financials (17.9%)
Allegiance Bancshares, Inc.	7,735	346
Ambac Financial Group, Inc. *	18,880	196
American Equity Investment Life Holding Co.	33,546	1,339
Ameris Bancorp	26,937	1,182
AMERISAFE, Inc.	7,880	391
Apollo Commercial Real Estate Finance, Inc.	53,744	749
ARMOUR Residential REIT, Inc.	36,427	306
Assured Guaranty, Ltd.	28,423	1,809
Axos Financial, Inc. *	21,800	1,011

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
B. Riley Financial, Inc.	6,550	458
Banc of California, Inc.	21,987	426
BancFirst Corp.	7,699	641
The Bancorp, Inc. *	23,362	662
BankUnited, Inc.	34,871	1,533
Banner Corp.	13,934	816
Berkshire Hills Bancorp, Inc.	19,810	574
Blucora, Inc. *	19,817	387
Brightsphere Investment Group, Inc.	14,329	348
Brookline Bancorp, Inc.	31,544	499
Capitol Federal Financial, Inc.	52,505	571
Central Pacific Financial Corp.	11,250	314
City Holding Co.	6,140	483
Columbia Banking System, Inc.	31,638	1,021
Community Bank System, Inc.	21,944	1,539
Customers Bancorp, Inc. *	12,330	643
CVB Financial Corp.	55,171	1,281
Dime Community Bancshares, Inc.	13,292	460
Donnelley Financial Solutions, Inc. *	11,870	395
Eagle Bancorp, Inc.	12,991	741
eHealth, Inc. *	9,654	120
Ellington Financial, Inc.	22,174	394
Employers Holdings, Inc.	11,379	467
Encore Capital Group, Inc. *	10,096	633
Enova International, Inc. *	13,935	529
EZCORP, Inc. - Class A *	22,024	133
FB Financial Corp.	14,515	645
First Bancorp	96,218	1,665
First Commonwealth Financial Corp.	38,293	581
First Financial Bancorp	38,489	887
First Hawaiian, Inc.	51,921	1,448
Flagstar Bancorp, Inc.	21,657	918
Franklin BSP Realty Trust, Inc.	17,859	250
Genworth Financial, Inc. - Class A *	206,509	781
Granite Point Mortgage Trust, Inc.	21,980	244
Green Dot Corp. - Class A *	22,247	611
Greenhill & Co., Inc.	5,497	85
Hanmi Financial Corp.	12,364	304
HCI Group, Inc.	3,259	222

Index 600 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Heritage Financial Corp. of Washington	14,256	357
Hilltop Holdings, Inc.	24,742	727
HomeStreet, Inc.	8,175	387
Hope Bancorp, Inc.	48,812	785
Horace Mann Educators Corp.	16,832	704
Independent Bank Corp.	19,259	1,573
Independent Bank Group, Inc.	14,965	1,065
Invesco Mortgage Capital, Inc.	126,709	289
Investors Bancorp, Inc.	91,910	1,372
James River Group Holdings, Ltd.	15,173	375
KKR Real Estate Finance Trust, Inc.	18,257	376
Lakeland Financial Corp.	10,302	752
LendingTree, Inc. *	4,681	560
Meta Financial Group, Inc.	12,166	668
Mr. Cooper Group, Inc. *	30,588	1,397
National Bank Holding Corp. - Class A	12,190	491
NBT Bancorp, Inc.	17,615	636
New York Mortgage Trust, Inc.	154,410	564
NMI Holdings, Inc. - Class A *	34,905	720
Northfield Bancorp, Inc.	17,744	255
Northwest Bancshares, Inc.	51,431	695
OFG Bancorp	20,200	538
Pacific Premier Bancorp, Inc.	38,421	1,358
Palomar Holdings, Inc. *	9,831	629
Park National Corp.	5,875	772
PennyMac Mortgage Investment Trust	38,597	652
Piper Sandler Cos.	5,739	753
PRA Group, Inc. *	17,750	800
Preferred Bank	5,489	407
ProAssurance Corp.	21,998	591
Provident Financial Services, Inc.	31,122	728
Ready Capital Corp.	27,347	412
Redwood Trust, Inc.	46,738	492
Renasant Corp.	22,660	758
S&T Bancorp, Inc.	16,199	479
Safety Insurance Group, Inc.	5,792	526
Seacoast Banking Corp. of Florida	23,898	837
Selectquote, Inc. *	51,250	143

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
ServisFirst Bancshares, Inc.	19,877	1,894
Simmons First National Corp. - Class A	45,884	1,203
SiriusPoint, Ltd. *	34,925	261
Southside Bancshares, Inc.	13,148	537
Stewart Information Services Corp.	10,948	664
StoneX Group, Inc. *	6,964	517
Tompkins Financial Corp.	4,822	377
Triumph Bancorp, Inc. *	9,624	905
Trupanion, Inc. *	13,968	1,245
TrustCo Bank Corp.	7,854	251
Trustmark Corp.	25,106	763
Two Harbors Investment Corp.	139,922	774
United Community Banks, Inc.	42,679	1,485
United Fire Group, Inc.	8,788	273
Universal Insurance Holdings, Inc.	11,460	155
Veritex Holdings, Inc.	20,095	767
Virtus Investment Partners, Inc.	2,902	696
Walker & Dunlop, Inc.	12,002	1,553
Westamerica Bancorporation	10,926	661
WisdomTree Investments, Inc.	44,223	260
World Acceptance Corp. *	1,678	322
WSFS Financial Corp.	26,660	1,243

Total		74,467

Health Care (11.6%)
Addus HomeCare Corp. *	6,498	606
Allscripts Healthcare Solutions, Inc. *	49,907	1,124
AMN Healthcare Services, Inc. *	19,248	2,008
Amphastar Pharmaceuticals, Inc. *	14,995	538
AngioDynamics, Inc. *	15,750	339
ANI Pharmaceuticals, Inc. *	5,190	146
Anika Therapeutics, Inc. *	5,865	147
Apollo Medical Holdings, Inc. *	15,378	745
Artivion, Inc. *	15,996	342
Avanos Medical, Inc. *	19,602	657
Avid Bioservices, Inc. *	25,070	511
BioLife Solutions, Inc. *	12,236	278
Cara Therapeutics, Inc. *	17,168	209

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Cardiovascular Systems, Inc. *	16,502	373
Coherus Biosciences, Inc. *	25,913	335
Collegium Pharmaceutical, Inc. *	14,063	286
Community Health Systems, Inc. *	50,514	600
Computer Programs and Systems, Inc. *	5,987	206
CONMED Corp.	11,909	1,769
Corcept Therapeutics, Inc. *	38,814	874
CorVel Corp. *	3,824	644
Covetrus, Inc. *	42,049	706
Cross Country Healthcare, Inc. *	14,388	312
Cutera, Inc. *	6,649	459
Cytokinetics, Inc. *	34,140	1,257
Eagle Pharmaceuticals, Inc. *	4,638	230
Emergent BioSolutions, Inc. *	19,488	800
Enanta Pharmaceuticals, Inc. *	7,425	529
Endo International PLC *	95,061	220
Ensign Group, Inc.	21,301	1,917
Fulgent Genetics, Inc. *	7,893	493
Glaukos Corp. *	19,088	1,104
Hanger, Inc. *	14,931	274
Harmony Biosciences Holdings, Inc. *	9,282	452
HealthStream, Inc. *	10,315	205
Heska Corp. *	4,360	603
Innoviva, Inc. *	25,457	493
Inogen, Inc. *	8,310	269
Integer Holdings Corp. *	13,443	1,083
iTeos Therapeutics, Inc. *	8,184	263
The Joint Corp. *	5,865	208
Lantheus Holdings, Inc. *	27,560	1,524
LeMaitre Vascular, Inc.	7,814	363
Ligand Pharmaceuticals, Inc. - Class B *	6,803	765
MEDNAX, Inc. *	34,752	816
Meridian Bioscience, Inc. *	17,773	461
Merit Medical Systems, Inc. *	20,688	1,376
Mesa Laboratories, Inc.	2,134	544
ModivCare, Inc. *	5,016	579
Myriad Genetics, Inc. *	32,507	819
Natus Medical, Inc. *	13,891	365

Index 600 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Nektar Therapeutics *	75,113	405
NeoGenomics, Inc. *	50,094	609
NextGen Healthcare, Inc. *	22,896	479
Omnicell, Inc. *	17,891	2,317
OptimizeRx Corp. *	7,229	273
OraSure Technologies, Inc. *	29,329	199
Organogenesis Holdings, Inc. *	25,760	196
Orthofix Medical, Inc. *	8,037	263
Owens & Minor, Inc.	30,724	1,352
Pacira Biosciences, Inc. *	18,132	1,384
The Pennant Group, Inc. *	11,097	207
Phibro Animal Health Corp. - Class A	8,328	166
Prestige Consumer Healthcare, Inc. *	20,437	1,082
RadNet, Inc. *	19,027	426
REGENXBIO, Inc. *	15,315	508
Select Medical Holdings Corp.	43,112	1,034
Simulations Plus, Inc.	6,402	326
Supernus Pharmaceuticals, Inc. *	21,652	700
Surmodics, Inc. *	5,677	257
Tactile Systems Technology, Inc. *	8,054	162
Tivity Health, Inc. *	18,001	579
uniQure NV *	14,654	265
US Physical Therapy, Inc.	5,247	522
Vanda Pharmaceuticals, Inc. *	22,670	256
Varex Imaging Corp. *	16,173	344
Vericel Corp. *	19,056	728
Xencor, Inc. *	23,804	635
Zimvie, Inc. *	8,500	194
Zynex, Inc. *	9,180	57

Total		48,151

Industrials (15.9%)
AAON, Inc.	16,862	940
AAR Corp. *	13,587	658
ABM Industries, Inc.	27,404	1,262
Aerojet Rocketdyne Holdings, Inc. *	30,465	1,199
Aerovironment, Inc. *	9,392	884
Alamo Group, Inc.	4,027	579
Albany International Corp. - Class A	13,180	1,111
Allegiant Travel Co. *	6,188	1,005
American Woodmark Corp. *	6,736	330

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Apogee Enterprises, Inc.	10,123	480
Applied Industrial Technologies, Inc.	15,656	1,607
ArcBest Corp.	10,125	815
Arcosa, Inc.	19,672	1,126
Astec Industries, Inc.	9,274	399
Atlas Air Worldwide Holdings, Inc. *	10,991	949
AZZ, Inc.	10,034	484
Barnes Group, Inc.	18,952	762
Boise Cascade Co.	16,019	1,113
Brady Corp. - Class A	19,654	909
CIRCOR International, Inc. *	8,228	219
Comfort Systems USA, Inc.	14,676	1,306
CoreCivic, Inc. *	48,954	547
Deluxe Corp.	17,418	527
DXP Enterprises, Inc. *	7,010	190
Encore Wire Corp.	8,248	941
Enerpac Tool Group Corp.	24,534	537
EnPro Industries, Inc.	8,387	820
ESCO Technologies, Inc.	10,572	739
Exponent, Inc.	21,218	2,293
Federal Signal Corp.	24,855	839
Forrester Research, Inc. *	4,526	255
Forward Air Corp.	10,977	1,073
Franklin Electric Co., Inc.	15,904	1,321
The GEO Group, Inc. *	49,863	330
Gibraltar Industries, Inc. *	13,293	571
GMS, Inc. *	17,525	872
Granite Construction, Inc.	18,645	612
The Greenbrier Cos., Inc.	13,237	682
Griffon Corp.	19,293	386
Harsco Corp. *	32,226	394
Hawaiian Holdings, Inc. *	20,839	411
Healthcare Services Group, Inc.	30,445	565
Heartland Express, Inc.	18,956	267
Heidrick & Struggles International, Inc.	7,978	316
Hillenbrand, Inc.	29,640	1,309
HNI Corp.	17,725	657
Hub Group, Inc. - Class A *	13,811	1,066
Insteel Industries, Inc.	7,905	292
Interface, Inc.	24,007	326
John Bean Technologies Corp.	12,933	1,532
Kaman Corp.	11,323	492

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
KAR Auction Services, Inc. *	49,321	890
Kelly Services, Inc. - Class A	14,662	318
Korn Ferry	22,154	1,439
Lindsay Corp.	4,476	703
ManTech International Corp. - Class A	11,221	967
Marten Transport, Ltd.	24,331	432
Matson, Inc.	17,115	2,064
Matthews International Corp. - Class A	12,819	415
Meritor, Inc. *	28,810	1,025
Moog, Inc. - Class A	11,809	1,037
Mueller Industries, Inc.	23,363	1,266
MYR Group, Inc. *	6,867	646
National Presto Industries, Inc.	2,080	160
NOW, Inc. *	44,990	496
NV5 Global, Inc. *	4,826	643
Park Aerospace Corp.	7,997	104
PGT Innovations, Inc. *	24,247	436
Pitney Bowes, Inc.	67,333	350
Powell Industries, Inc.	3,664	71
Proto Labs, Inc. *	11,228	594
Quanex Building Products Corp.	13,595	285
Resideo Technologies, Inc. *	58,777	1,401
Resources Connection, Inc.	12,406	213
SkyWest, Inc. *	20,500	591
SPX Corp. *	18,484	913
SPX Flow, Inc.	17,089	1,473
Standex International Corp.	5,013	501
Tennant Co.	7,533	594
Titan International, Inc. *	20,837	307
Triumph Group, Inc. *	26,292	665
TrueBlue, Inc. *	14,439	417
UFP Industries, Inc.	25,202	1,945
UniFirst Corp.	6,191	1,141
US Ecology, Inc. *	12,729	610
Veritiv Corp. *	5,647	754
Viad Corp. *	8,337	297
Wabash National Corp.	19,956	296

Total		65,758

Information Technology (13.3%)
3D Systems Corp. *	51,995	867
8x8, Inc. *	48,285	608
ADTRAN, Inc.	19,990	369
Advanced Energy Industries, Inc.	15,331	1,320
Agilysys, Inc. *	7,991	319
Alarm.com Holdings, Inc. *	18,744	1,246

Index 600 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Arlo Technologies, Inc. *	34,305	304
Axcelis Technologies, Inc. *	13,566	1,025
Badger Meter, Inc.	11,910	1,188
Benchmark Electronics, Inc.	14,321	359
Bottomline Technologies, Inc. *	15,744	892
CalAmp Corp. *	14,807	108
Cerence, Inc. *	15,954	576
CEVA, Inc. *	9,346	380
Cohu, Inc. *	19,815	586
Comtech Telecommunications Corp.	10,735	168
Consensus Cloud Solutions, Inc. *	6,481	390
Corsair Gaming, Inc. *	13,435	284
CSG Systems International, Inc.	13,223	841
CTS Corp.	13,135	464
Diebold, Inc. *	29,658	200
Digi International, Inc. *	14,337	309
Diodes, Inc. *	18,334	1,595
Ebix, Inc.	9,696	321
ePlus, Inc. *	10,938	613
EVERTEC, Inc.	24,320	995
ExlService Holdings, Inc. *	13,560	1,943
Extreme Networks, Inc. *	52,582	642
Fabrinet *	15,065	1,584
FARO Technologies, Inc. *	7,398	384
FormFactor, Inc. *	31,848	1,339
Harmonic, Inc. *	41,882	389
Ichor Holdings, Ltd. *	11,560	412
Insight Enterprises, Inc. *	14,205	1,524
InterDigital, Inc.	12,477	796
Itron, Inc. *	18,424	971
Knowles Corp. *	37,352	804
Kulicke and Soffa Industries, Inc.	25,367	1,421
LivePerson, Inc. *	27,526	672
MaxLinear, Inc. - Class A *	28,765	1,678
Methode Electronics, Inc. - Class A	15,224	658
NETGEAR, Inc. *	11,865	293
NetScout Systems, Inc. *	30,049	964
OneSpan, Inc. *	14,054	203
Onto Innovation, Inc. *	20,068	1,744
OSI Systems, Inc. *	6,683	569
PC Connection, Inc.	4,471	234
PDF Solutions, Inc. *	12,159	339
Perficient, Inc. *	13,411	1,476

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Photronics, Inc. *	25,088	426
Plantronics, Inc. *	17,408	686
Plexus Corp. *	11,439	936
Progress Software Corp.	18,019	848
Rambus, Inc. *	44,534	1,420
Rogers Corp. *	7,627	2,072
Sanmina Corp. *	25,874	1,046
ScanSource, Inc. *	10,414	362
SMART Global Holdings, Inc. *	19,115	494
SPS Commerce, Inc. *	14,643	1,921
TTEC Holdings, Inc.	7,456	615
TTM Technologies, Inc. *	42,487	630
Ultra Clean Holdings, Inc. *	18,279	775
Unisys Corp. *	27,357	591
Veeco Instruments, Inc. *	20,552	559
Viavi Solutions, Inc. *	93,610	1,505
Vonage Holdings Corp. *	102,794	2,086
Xperi Holding Corp.	42,503	736

Total		55,074

Materials (5.4%)
AdvanSix, Inc.	11,475	586
Allegheny Technologies, Inc. *	51,812	1,391
American Vanguard Corp.	10,990	223
Arconic Corp. *	43,336	1,110
Balchem Corp.	13,187	1,803
Carpenter Technology Corp.	19,649	825
Century Aluminum Co. *	20,545	541
Clearwater Paper Corp. *	6,797	191
Compass Minerals International, Inc.	13,861	870
Ferro Corp. *	33,683	732
FutureFuel Corp.	10,628	103
GCP Applied Technologies, Inc. *	21,980	691
Glatfelter Corp.	18,081	224
H.B. Fuller Co.	21,512	1,421
Hawkins, Inc.	7,654	351
Haynes International, Inc.	5,080	216
Innospec, Inc.	10,032	929
Kaiser Aluminum Corp.	6,456	608
Koppers Holdings, Inc.	8,650	238
Livent Corp. *	65,780	1,715
Materion Corp.	8,318	713
Mercer International, Inc.	16,391	229
Myers Industries, Inc.	14,721	318

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Materials continued
Neenah, Inc.	6,828	271
O-I Glass, Inc. *	63,350	835
Olympic Steel, Inc.	3,782	146
Quaker Chemical Corp.	5,463	944
Rayonier Advanced Materials, Inc. *	26,149	172
Schweitzer-Mauduit International, Inc.	12,779	351
Stepan Co.	8,656	855
SunCoke Energy, Inc.	33,804	301
Sylvamo Corp. *	14,366	478
TimkenSteel Corp. *	16,743	366
Tredegar Corp.	10,488	126
Trinseo PLC	15,805	757
Warrior Met Coal, Inc.	20,925	777

Total		22,407

Real Estate (8.6%)
Acadia Realty Trust	35,989	780
Agree Realty Corp.	29,049	1,928
Alexander & Baldwin, Inc.	29,505	684
American Assets Trust, Inc.	21,420	812
Armada Hoffler Properties, Inc.	27,693	404
Brandywine Realty Trust	69,635	985
CareTrust REIT, Inc.	39,459	762
Centerspace	6,108	599
Chatham Lodging Trust *	19,764	273
Community Healthcare Trust, Inc.	9,536	403
DiamondRock Hospitality Co. *	85,670	865
Diversified Healthcare Trust	98,165	314
Douglas Elliman, Inc.	26,848	196
Easterly Government Properties, Inc.	35,012	740
Essential Properties Realty Trust, Inc.	49,529	1,253
Four Corners Property Trust, Inc.	31,434	850
Franklin Street Properties Corp.	38,661	228
Getty Realty Corp.	16,001	458
Global Net Lease, Inc.	42,106	662
Hersha Hospitality Trust *	13,436	122
Independence Realty Trust, Inc.	89,869	2,376
Industrial Logistics Properties Trust	26,582	603
Innovative Industrial Properties, Inc.	10,432	2,143
iStar, Inc.	28,280	662
LTC Properties, Inc.	16,278	626

Index 600 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
LXP Industrial Trust	115,181	1,808
Marcus & Millichap, Inc.	10,178	536
NexPoint Residential Trust, Inc.	9,256	836
Office Properties Income Trust	19,671	506
Orion Office REIT, Inc.	23,236	325
RE/MAX Holdings, Inc. - Class A	7,657	212
Realogy Holdings Corp. *	47,463	744
Retail Opportunity Investments Corp.	49,360	957
RPT Realty	34,234	471
Safehold, Inc.	5,753	319
Saul Centers, Inc.	5,331	281
Service Properties Trust	67,097	593
SITE Centers Corp.	73,085	1,221
The St. Joe Co.	13,425	795
Summit Hotel Properties, Inc. *	43,265	431
Tanger Factory Outlet Centers, Inc.	42,316	727
Uniti Group, Inc.	96,112	1,323
Universal Health Realty Income Trust	5,208	304
Urban Edge Properties	44,783	855
Urstadt Biddle Properties, Inc. - Class A	12,200	230
Veris Residential, Inc. *	32,791	570
Washington Real Estate Investment Trust	34,430	878
Whitestone REIT	18,793	249
Xenia Hotels & Resorts, Inc. *	46,479	897
Total		35,796

Utilities (2.0%)
American States Water Co.	15,046	1,340
Avista Corp.	28,813	1,301
California Water Service Group	21,425	1,270
Chesapeake Utilities Corp.	7,169	988
Middlesex Water Co.	7,124	749
Northwest Natural Holding Co.	12,496	646
South Jersey Industries, Inc.	45,782	1,582

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Unitil Corp.	6,500	324
Total		8,200

Total Common Stocks (Cost: $316,429)		408,750

Warrants (0.0%)
Energy (0.0%)
Nabors Industries, Ltd. *	1,013	23
Total		23

Total Warrants (Cost: $–)		23

Short-Term Investments (1.4%)
Governments (0.1%)
US Treasury 0.000%, 6/30/22 b	495,000	494
Total		494

Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	5,219,585	5,220
Total		5,220

Total Short-Term Investments (Cost: $5,714)		5,714

Total Investments (99.9%) (Cost: $322,143)@		414,487

Other Assets, Less Liabilities (0.1%)		502

Net Assets (100.0%)		414,989

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Futures	Long	USD	3	59	6/22	$6,096	$184	$ (65)

							$184	$ (65)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(65)	$(65)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $494 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $322,143 and the net unrealized appreciation of investments based on that cost was $92,528 which is comprised of $117,865 aggregate gross unrealized appreciation and $25,337 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$408,750	$—	$—

Short-Term Investments

Money Market Funds	5,220	—	—

All Others	—	494	—

Other Financial Instruments^

Futures	184	—	—

Warrants	23	—	—

Total Assets:	$414,177	$494	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand